Concentration of Credit Risks (Tables)	12 Months Ended
Dec. 31, 2015
Committed Charter Income

within one to two years, and two which will expire within eight years. The committed charter income is as follows:

	(in thousands	)
2016:	$110,888
2017:	$68,934
2018:	$62,545
2019:	$62,545
2020:	$62,545